Borrowings - Narrative (Details)			1 Months Ended						12 Months Ended
	Oct. 18, 2017 USD ($)	Jul. 28, 2017 USD ($)	Jun. 30, 2018 USD ($)	Apr. 30, 2018 USD ($)	Feb. 28, 2018 USD ($)	Nov. 30, 2017 USD ($)	Sep. 30, 2017 USD ($)	Aug. 31, 2017 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	Jun. 30, 2016 USD ($)	Jun. 30, 2018 ZAR (R)	Feb. 20, 2017 USD ($)	Feb. 20, 2017 ZAR (R)
Disclosure of detailed information about borrowings [line items]
Borrowings raised									$ 565,000,000	$ 54,000,000	$ 24,000,000
Minimum interest cover ratio									5
Maximum leverage ratio									2.5
Tangible Net Worth to total net debt ration	6		4						4			4
Bottom of range
Disclosure of detailed information about borrowings [line items]
Minimum Tangible Net Worth to total net debt ratio									6
Top of range
Disclosure of detailed information about borrowings [line items]
Minimum Tangible Net Worth to total net debt ratio									8
Nedbank Limited (secured loan - R1.0 billion revolving credit facility)
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity												R 1,000,000,000.0	$ 76,700,000	R 1,000,000,000
Repayments of non-current borrowings							$ 22,400,000		$ 24,000,000	0
Borrowings raised				$ 40,200,000
US$250 revolving credit facility (secured loan)
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity		$ 250,000,000	$ 250,000,000					$ 250,000,000	250,000,000
Repayments of non-current borrowings									0	30,000,000
Repayments of current borrowings								140,000,000	140,000,000	0
US$350 million facility
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity		$ 350,000,000	350,000,000						350,000,000
Term of facility		3 years
US$200 bridge loan facility (secured loan)
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity	$ 200,000,000		200,000,000						200,000,000
Borrowings raised					$ 200,000,000
Repayments of current borrowings			$ 100,000,000	$ 50,000,000					$ 150,000,000	$ 0
Term of facility	12 months
Term Loan | US$350 million facility
Disclosure of detailed information about borrowings [line items]
Borrowings raised								$ 175,000,000
Term loan facility maximum capacity		$ 175,000,000
RCF | US$350 million facility
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity		$ 175,000,000
Borrowings raised					$ 110,000,000	$ 40,000,000